LIQUIDITY AND CAPITAL RESOURCES (Tables)	3 Months Ended
Mar. 31, 2025
Liquidity And Capital Resources
SCHEDULE OF COMPANY'S LIQUIDITY

The following table presents the Company’s liquidity (in thousands):

	As of
	March 31, 2025	December 31, 2024
Cash and cash equivalents	$24,706	$23,376
Other Receivables	54	117
Investments in Financial Assets	10,554	9,449
Total	$35,314	$32,942